Voyage revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease / (Increase) in trade accounts receivable	$ 20,322	$ (20,383)	$ (22,266)
Decrease / (Increase) in deferred revenue	(4,301)	3,481	(2,489)
Decrease in deferred assets	(2,211)	(14,940)	(7,545)
Other Assets, Current	12,991	11,413
Deferred Revenue, Current	11,675	7,374
Voyage revenues	693,241	821,365	651,561
Revenues	693,241	821,365	651,561
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,234	185,311	127,618
Sublease income	243	15,253	18,661
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease in deferred assets	672
Other Assets, Current	2,187	2,859
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	(3,695)	$ 9,524	$ 1,126
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 1,923